CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Current Assets:
Cash	$ 317,323	$ 195,502
Accounts receivable, net	11,790,391	29,012,866
Inventories, net	3,329,344	2,655,233
Advances to suppliers, net	26,488,494	39,044,066
Other receivable	18,709,318	0
Prepaid expenses and other current assets	863,690	1,541,698
Total current assets	61,498,560	72,449,365
Biological assets, net	28,522,903	28,355,589
Property and equipment, net	2,012,955	13,834,393
Land use right, net	6,205,309	6,653,666
Long-term deposits	0	1,096,628
Prepayment for property and equipment	0	3,606,708
Right-of-use assets	122,779	195,813
Intangible assets, net	0	3,060
Total Assets	98,362,506	126,195,222
Current Liabilities:
Short-term loans	0	4,646,382
Long-term loans, current portion	0	548,245
Convertible notes	0	2,027,500
Accounts payable	535,221	12,565,401
Deferred revenue, current	0	80,866
Due to a related party	611,327	152,556
Taxes payable	108	83,190
Lease liabilities	0	31,602
Prepayment from customers	0	1,146,988
Accrued expenses and other current liabilities	303,433	1,160,540
Total current liabilities	1,450,089	22,443,270
Long-term loans, non-current portion	0	34,266
Deferred revenue, non-current	0	121,299
Deferred tax liabilities	0	34,153
Total liabilities	1,450,089	22,632,988
Shareholders' Equity:
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	14,990	526,217
Accumulated deficits	(16,741,427)	(3,211,885)
Accumulated other comprehensive loss	(3,944,110)	(8,771,028)
Total shareholders' equity	96,912,417	103,562,234
Total Liabilities and Shareholders' Equity	98,362,506	126,195,222
Class A Ordinary Share
Shareholders' Equity:
Common stock, value	104,486,710	101,922,676
Class B Ordinary Share
Shareholders' Equity:
Common stock, value	$ 4,231,055	$ 4,231,055